UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2010

1.837325.104

VIGC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 2,100,000	$ 2,303,045
5.875% 1/15/36	5,329,000	5,402,402
		7,705,447
Media - 1.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,014,282
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,317,693
5.5% 3/15/11	2,675,000	2,732,496
5.7% 5/15/18	2,400,000	2,746,747
6.4% 3/1/40	2,884,000	3,205,635
6.45% 3/15/37	1,410,000	1,565,916
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,748,993
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,807,118
6.35% 6/1/40	2,421,000	2,704,744
NBC Universal, Inc.:
3.65% 4/30/15 (c)	1,200,000	1,267,201
5.15% 4/30/20 (c)	3,234,000	3,492,481
6.4% 4/30/40 (c)	3,340,000	3,636,665
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,385,729
News America, Inc.:
6.15% 3/1/37	1,745,000	1,878,931
6.2% 12/15/34	5,840,000	6,308,800
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,812,597
6.2% 7/1/13	7,000,000	7,886,459
6.75% 7/1/18	4,425,000	5,276,764
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,423,077
6.5% 11/15/36	2,337,000	2,620,139
Viacom, Inc.:
6.125% 10/5/17	1,312,000	1,532,251
6.75% 10/5/37	935,000	1,089,595
		71,454,313
TOTAL CONSUMER DISCRETIONARY		79,159,760
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (c)	3,000,000	3,496,416
7.75% 1/15/19 (c)	3,200,000	4,151,078

	Principal Amount	Value
Diageo Capital PLC 5.2% 1/30/13	$ 1,705,000	$ 1,858,302
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,411,993
		11,917,789
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	4,326,000	4,001,550
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	3,528,000	4,038,727
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,564,262
6.125% 2/1/18	3,684,000	4,343,454
6.5% 8/11/17	3,514,000	4,210,317
		17,156,760
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	6,023,529
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,188,621
5.65% 5/16/18	2,751,000	3,220,887
Reynolds American, Inc. 7.25% 6/15/37	3,085,000	3,238,763
		15,671,800
TOTAL CONSUMER STAPLES		48,747,899
ENERGY - 2.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (c)	3,724,000	4,028,094
Weatherford International Ltd.:
5.125% 9/15/20	1,580,000	1,615,202
7% 3/15/38	2,250,000	2,390,040
		8,033,336
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	3,512,000	3,870,157
Apache Corp. 5.1% 9/1/40	3,242,000	3,261,617
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,540,604
Cenovus Energy, Inc. 6.75% 11/15/39	907,000	1,094,775
ConocoPhillips 5.75% 2/1/19	3,900,000	4,678,140
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,173,751
Duke Capital LLC 6.25% 2/15/13	855,000	930,732
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,695,469
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,665,847
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	363,256
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,527,226
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	$ 1,496,000	$ 1,711,029
6.85% 1/15/40 (c)	5,616,000	6,730,989
Nakilat, Inc. 6.067% 12/31/33 (c)	4,015,000	4,416,500
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,514,267
6.4% 5/15/37	2,125,000	2,314,977
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,980,000	2,105,780
Pemex Project Funding Master Trust 0.8956% 12/3/12 (c)(j)	410,000	406,925
Petro-Canada:
6.05% 5/15/18	1,480,000	1,722,779
6.8% 5/15/38	3,485,000	4,129,896
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,320,000	2,568,344
6.875% 1/20/40	6,213,000	7,051,755
7.875% 3/15/19	4,277,000	5,350,741
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,264,694
6.125% 1/15/17	1,250,000	1,396,950
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,112,142
5.5% 9/30/14 (c)	2,808,000	3,078,733
5.832% 9/30/16 (c)	2,118,975	2,314,514
6.332% 9/30/27 (c)	2,415,000	2,743,706
6.75% 9/30/19 (c)	1,838,000	2,196,597
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,459,813
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,009,000	1,079,371
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	719,068
		102,191,144
TOTAL ENERGY		110,224,480
FINANCIALS - 12.5%
Capital Markets - 2.5%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	4,375,000	4,882,951
6.95% 8/10/12	2,070,000	2,288,095
BlackRock, Inc. 6.25% 9/15/17	1,507,000	1,802,068
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,308,187
5.625% 1/15/17	3,000,000	3,178,011
5.95% 1/18/18	755,000	829,238

	Principal Amount	Value
6.15% 4/1/18	$ 5,954,000	$ 6,604,242
6.75% 10/1/37	3,421,000	3,555,873
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	2,071,000	2,094,063
6.5% 6/15/12	6,054,000	6,350,561
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,132,475
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	7,087,723
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,471,267
7.125% 5/15/15	5,585,000	6,095,262
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,954,747
6.4% 8/28/17	1,989,000	2,176,684
6.875% 4/25/18	1,676,000	1,879,962
Morgan Stanley:
4% 7/24/15	11,995,000	12,229,898
4.75% 4/1/14	1,500,000	1,567,056
5.45% 1/9/17	900,000	949,508
5.95% 12/28/17	2,100,000	2,255,770
6% 5/13/14	3,380,000	3,711,946
6.625% 4/1/18	10,165,000	11,269,478
7.3% 5/13/19	3,590,000	4,129,150
UBS AG Stamford Branch 5.75% 4/25/18	1,220,000	1,377,287
		100,181,502
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,480,000	6,671,257
Barclays Bank PLC 5% 9/22/16	3,110,000	3,404,505
Comerica, Inc. 3% 9/16/15	436,000	441,480
Credit Suisse (Guernsey) Ltd. 5.86% (j)	4,785,000	4,548,741
Credit Suisse New York Branch:
5% 5/15/13	2,403,000	2,618,395
6% 2/15/18	6,110,000	6,747,676
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (c)(j)	280,110	272,427
Discover Bank:
7% 4/15/20	1,891,000	2,057,143
8.7% 11/18/19	6,339,000	7,479,728
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	7,027,535
Fifth Third Bancorp:
4.5% 6/1/18	939,000	928,831
8.25% 3/1/38	4,319,000	5,135,019
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	1,157,000	1,103,489
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,612,158
HSBC Holdings PLC 0.7336% 10/6/16 (j)	399,000	381,806
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14	$ 2,049,000	$ 2,234,771
6.95% 2/1/28	800,000	842,966
KeyBank NA, Cleveland 5.45% 3/3/16	1,618,000	1,735,506
Korea Development Bank 5.3% 1/17/13	3,805,000	4,062,804
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (c)(j)	269,000	266,085
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,745,335
5% 1/17/17	2,321,000	2,212,565
5.25% 9/4/12	1,200,000	1,219,192
PNC Funding Corp. 3.625% 2/8/15	1,165,000	1,230,209
Regions Bank:
6.45% 6/26/37	3,112,000	2,816,864
7.5% 5/15/18	2,044,000	2,153,616
Regions Financial Corp.:
5.75% 6/15/15	814,000	828,387
7.75% 11/10/14	2,367,000	2,564,884
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,579,730
Standard Chartered Bank 6.4% 9/26/17 (c)	957,000	1,069,721
SVB Financial Group 5.375% 9/15/20	1,946,000	1,976,683
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,772,919
Wachovia Corp. 4.875% 2/15/14	785,000	839,017
Wells Fargo & Co.:
3.625% 4/15/15	4,064,000	4,311,099
3.75% 10/1/14	3,750,000	3,975,109
		93,867,652
Consumer Finance - 0.8%
American Honda Finance Corp. 3.875% 9/21/20 (c)	1,484,000	1,503,466
Capital One Bank USA NA 8.8% 7/15/19	432,000	552,124
Capital One Financial Corp. 5.7% 9/15/11	1,991,000	2,075,066
General Electric Capital Corp.:
3.5% 6/29/15	1,573,000	1,646,442
5.625% 9/15/17	2,420,000	2,703,459
5.625% 5/1/18	9,700,000	10,766,767
5.875% 1/14/38	3,600,000	3,656,232
5.9% 5/13/14	2,597,000	2,942,339
6.375% 11/15/67 (j)	4,000,000	3,990,000
		29,835,895
Diversified Financial Services - 1.6%
BP Capital Markets PLC 3.125% 10/1/15	3,694,000	3,715,108

	Principal Amount	Value
Capital One Capital V 10.25% 8/15/39	$ 1,378,000	$ 1,491,685
Citigroup, Inc.:
4.75% 5/19/15	10,152,000	10,685,274
5.375% 8/9/20	3,993,000	4,131,286
5.5% 4/11/13	1,390,000	1,491,583
6.125% 5/15/18	6,240,000	6,807,915
6.5% 8/19/13	8,073,000	8,920,156
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	4,607,500
JPMorgan Chase & Co.:
3.4% 6/24/15	19,000	19,733
6.3% 4/23/19	3,920,000	4,542,735
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,375,000	3,309,642
5.35% 4/15/12 (c)	1,700,000	1,743,362
5.5% 1/15/14 (c)	2,405,000	2,437,116
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (c)	764,000	940,162
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,120,373
5.15% 3/15/20	1,545,000	1,690,060
7% 5/1/12	799,000	866,783
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(j)	3,716,000	3,530,200
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(j)	500,000	469,120
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	1,016,000	944,880
		63,464,673
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,162,763
American International Group, Inc. 8.175% 5/15/68 (j)	3,075,000	3,075,000
Aon Corp.:
3.5% 9/30/15	1,538,000	1,567,599
5% 9/30/20	1,792,000	1,830,017
6.25% 9/30/40	1,150,000	1,191,283
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	447,859
Lincoln National Corp. 7% 5/17/66 (j)	4,799,000	4,511,060
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	2,805,000	3,833,204
MetLife, Inc.:
2.375% 2/6/14	2,161,000	2,184,376
4.75% 2/8/21	1,477,000	1,566,955
5.875% 2/6/41	1,140,000	1,239,991
6.75% 6/1/16	3,234,000	3,860,844
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,200,559
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,548,301
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
New York Life Insurance Co. 6.75% 11/15/39 (c)	$ 1,348,000	$ 1,662,789
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,060,000	2,392,303
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,690,000	3,985,853
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	3,100,000	3,917,262
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,710,688
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,594,131
5.5% 3/15/16	1,552,000	1,696,440
6.2% 1/15/15	460,000	518,312
7.375% 6/15/19	1,250,000	1,522,688
8.875% 6/15/38 (j)	4,682,000	5,220,430
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,578,632
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,193,040
Unum Group 5.625% 9/15/20	2,099,000	2,156,191
		74,368,570
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	508,000	533,322
Camden Property Trust 5.375% 12/15/13	2,985,000	3,239,600
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,713,000	2,740,130
5.375% 10/15/12	1,252,000	1,255,884
7.5% 4/1/17	1,944,000	2,020,500
Duke Realty LP 4.625% 5/15/13	1,047,000	1,089,294
Equity One, Inc. 6% 9/15/17	2,405,000	2,484,033
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,524,648
5.9% 4/1/20	1,046,000	1,163,195
HRPT Properties Trust:
5.75% 11/1/15	670,000	708,215
6.25% 6/15/17	4,455,000	4,674,551
UDR, Inc. 5.5% 4/1/14	3,685,000	3,955,796
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	962,811
Washington (REIT) 5.95% 6/15/11	3,042,000	3,123,626
		29,475,605
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	2,575,000	2,750,082
BioMed Realty LP 6.125% 4/15/20 (c)	1,392,000	1,514,851
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,307,000	2,322,976

	Principal Amount	Value
5.7% 5/1/17	$ 5,000,000	$ 5,064,490
5.75% 4/1/12	1,376,000	1,426,796
Colonial Properties Trust:
4.8% 4/1/11	273,000	271,155
5.5% 10/1/15	6,290,000	6,195,644
Digital Realty Trust LP 4.5% 7/15/15 (c)	1,829,000	1,889,116
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,376,471
5.5% 3/1/16	1,270,000	1,343,087
5.625% 8/15/11	3,781,000	3,861,550
5.95% 2/15/17	928,000	995,974
6.25% 5/15/13	2,888,000	3,112,021
6.5% 1/15/18	2,445,000	2,685,913
ERP Operating LP:
4.75% 7/15/20	2,550,000	2,652,729
5.375% 8/1/16	1,066,000	1,177,315
5.5% 10/1/12	3,548,000	3,834,112
5.75% 6/15/17	4,365,000	4,916,051
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,214,626
5.5% 12/15/16	2,290,000	2,498,294
6.625% 10/1/17	2,673,000	3,061,587
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,889,872
Reckson Operating Partnership LP:
5.15% 1/15/11	810,000	811,179
6% 3/31/16	3,099,000	3,056,395
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,971,141
6.75% 1/15/12	2,035,000	2,133,897
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,634,870
5.1% 6/15/15	2,220,000	2,463,696
6.75% 2/1/40	592,000	698,099
Tanger Properties LP 6.125% 6/1/20	1,657,000	1,808,889
		75,632,878
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
3.7% 9/1/15	185,000	186,987
5.625% 7/1/20	12,165,000	12,854,743
5.65% 5/1/18	4,438,000	4,702,083
6.5% 8/1/16	3,000,000	3,374,856
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,415,840
Independence Community Bank Corp. 2.353% 4/1/14 (j)	4,690,000	4,516,484
		29,050,993
TOTAL FINANCIALS		495,877,768
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	$ 3,016,000	$ 3,219,824
6.25% 6/15/14	1,108,000	1,272,525
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,757,318
		7,249,667
INDUSTRIALS - 0.9%
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	165,440	166,466
Continental Airlines, Inc.:
6.648% 3/15/19	1,468,210	1,519,597
6.795% 2/2/20	2,733,498	2,699,329
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,486,428	2,598,318
7.57% 11/18/10	5,885,000	5,920,310
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,913,556	2,942,692
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,290,625	1,239,000
8.36% 7/20/20	4,631,669	4,654,828
		21,740,540
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	7,130,000	8,024,815
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	3,600,000	3,622,784
		11,647,599
TOTAL INDUSTRIALS		33,388,139
MATERIALS - 0.8%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,725,040
7.6% 5/15/14	7,213,000	8,427,806
		12,152,846
Metals & Mining - 0.5%
Anglo American Capital PLC:
4.45% 9/27/20 (c)	935,000	957,794
9.375% 4/8/14 (c)	2,675,000	3,294,113
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	8,610,718
6.5% 7/15/18	430,000	518,478

	Principal Amount	Value
United States Steel Corp. 6.65% 6/1/37	$ 1,771,000	$ 1,571,763
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,565,255
		18,518,121
TOTAL MATERIALS		30,670,967
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
6.3% 1/15/38	364,000	411,013
6.8% 5/15/36	10,939,000	12,981,180
BellSouth Capital Funding Corp. 7.875% 2/15/30	526,000	656,181
CenturyTel, Inc. 7.6% 9/15/39	2,898,000	2,834,850
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	6,450,750
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	2,130,000
5.25% 10/1/15	192,000	207,258
6.999% 6/4/18	3,792,000	4,355,438
7.2% 7/18/36	3,523,000	3,787,331
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,569,252
6.221% 7/3/17	2,885,000	3,368,059
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,603,958
6.25% 4/1/37	1,380,000	1,559,056
6.4% 2/15/38	2,548,000	2,946,145
6.9% 4/15/38	2,420,000	2,941,099
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,181,032
		49,982,602
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	762,090
8.125% 5/1/12	1,130,000	1,255,307
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	3,759,000	4,106,587
5.875% 10/1/19	4,711,000	5,346,156
6.35% 3/15/40	1,471,000	1,591,100
Sprint Nextel Corp. 6% 12/1/16	2,260,000	2,231,750
Vodafone Group PLC 5% 12/16/13	2,775,000	3,050,988
		18,343,978
TOTAL TELECOMMUNICATION SERVICES		68,326,580
UTILITIES - 2.8%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,173,573
AmerenUE 6.4% 6/15/17	3,819,000	4,494,822
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 1,925,000	$ 2,023,679
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	5,907,000	6,007,023
Edison International 3.75% 9/15/17	2,401,000	2,462,278
EDP Finance BV:
4.9% 10/1/19 (c)	1,100,000	1,051,501
6% 2/2/18 (c)	2,864,000	2,945,822
FirstEnergy Corp. 7.375% 11/15/31	752,000	816,902
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,064,401
6.05% 8/15/21	2,354,000	2,514,444
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,683,405
Nevada Power Co.:
5.375% 9/15/40	676,000	697,178
6.5% 5/15/18	3,165,000	3,813,486
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	2,052,959
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,295,028
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,540,881
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	6,230,000	5,918,500
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,291,172
7.1% 3/1/11	3,932,000	4,030,119
		51,877,173
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	186,815
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	7,836,571
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,400,025
6.5% 5/1/18	2,640,000	3,054,541
		12,291,137
Multi-Utilities - 1.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,570,915
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,568,823
6.25% 6/30/12	1,938,000	2,112,011
6.3% 9/30/66 (j)	9,626,000	9,096,570
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,641,078

	Principal Amount	Value
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	$ 619,000	$ 720,282
5.875% 10/1/12	2,880,000	3,124,918
6.5% 9/15/37	1,334,000	1,601,419
National Grid PLC 6.3% 8/1/16	4,181,000	4,937,314
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,324,502
5.45% 9/15/20	613,000	664,395
6.4% 3/15/18	2,760,000	3,200,902
7.875% 11/15/10	925,000	931,397
San Diego Gas & Electric Co. 4.5% 8/15/40	2,998,000	2,954,223
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	2,740,000	2,616,700
WPS Resources Corp. 6.11% 12/1/66 (j)	1,299,000	1,195,080
		46,260,529
TOTAL UTILITIES		110,615,654
TOTAL NONCONVERTIBLE BONDS (Cost $901,027,040)		984,260,914
U.S. Government and Government Agency Obligations - 32.4%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
0.625% 9/24/12	5,310,000	5,322,362
1% 4/4/12	10,285,000	10,369,553
1% 9/23/13	1,750,000	1,756,939
1.25% 6/22/12	9,298,000	9,417,600
1.25% 8/20/13	5,207,000	5,267,922
1.75% 2/22/13	20,000,000	20,508,960
2.5% 5/15/14	1,734,000	1,819,864
2.75% 3/13/14	2,460,000	2,605,376
5% 2/16/12	2,860,000	3,037,606
Federal Home Loan Bank:
1.625% 11/21/12	7,625,000	7,790,790
1.625% 3/20/13	4,450,000	4,551,536
Freddie Mac:
1.125% 7/27/12	870,000	880,090
1.75% 6/15/12	7,375,000	7,533,673
2.125% 3/23/12	204,000	209,010
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,854,555
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	250,000	251,967
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,177,803
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (g)	$ 29,004,476	$ 32,200,673
2.5% 1/15/29	8,123,360	9,532,335
U.S. Treasury Inflation-Indexed Notes
1.375% 1/15/20	99,573,928	105,843,563
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		147,576,571
U.S. Treasury Obligations - 26.1%
U.S. Treasury Bonds:
3.875% 8/15/40	101,415,000	104,821,936
4.375% 11/15/39	26,390,000	29,598,021
U.S. Treasury Notes:
1.75% 3/31/14	90,282,000	93,223,207
1.875% 6/30/15	37,810,000	38,970,880
2.25% 1/31/15	42,293,000	44,394,455
2.375% 8/31/14	115,000,000	121,360,880
2.375% 9/30/14	60,000,000	63,342,180
2.375% 2/28/15	39,150,000	41,300,118
2.5% 4/30/15	40,000,000	42,412,480
2.625% 7/31/14 (g)	265,000,000	282,142,308
2.625% 12/31/14	160,570,000	171,119,931
TOTAL U.S. TREASURY OBLIGATIONS		1,032,686,396
Other Government Related - 0.5%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (d)	18,220,000	18,727,536
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,217,635,404)		1,283,168,306
U.S. Government Agency - Mortgage Securities - 26.8%

Fannie Mae - 21.9%
1.819% 5/1/34 (j)	1,481,250	1,516,070
2.004% 10/1/33 (j)	52,941	54,784
2.019% 9/1/33 (j)	745,182	762,458
2.071% 7/1/35 (j)	1,494,539	1,555,594
2.073% 1/1/35 (j)	1,731,780	1,793,830
2.099% 3/1/35 (j)	20,218	20,984
2.196% 7/1/35 (j)	49,726	51,388
2.468% 10/1/33 (j)	1,286,277	1,338,574
2.522% 7/1/35 (j)	537,522	562,729
2.532% 7/1/34 (j)	62,183	64,834
2.566% 6/1/36 (j)	124,875	130,905

	Principal Amount	Value
2.577% 2/1/35 (j)	$ 3,147,515	$ 3,301,666
2.582% 3/1/35 (j)	66,195	69,463
2.62% 8/1/36 (j)	2,201,826	2,323,109
2.622% 7/1/34 (j)	2,347,545	2,454,926
2.659% 8/1/35 (j)	575,849	602,823
2.666% 6/1/34 (j)	603,274	633,756
2.687% 2/1/35 (j)	4,024,430	4,207,484
2.749% 5/1/36 (j)	489,140	516,097
2.758% 10/1/35 (j)	942,851	987,691
2.764% 9/1/34 (j)	922,475	964,900
2.795% 10/1/33 (j)	110,995	116,829
2.803% 11/1/36 (j)	1,543,621	1,625,977
2.856% 5/1/35 (j)	283,849	300,155
2.977% 9/1/36 (j)	1,227,777	1,299,909
3.031% 7/1/35 (j)	140,875	147,565
3.034% 2/1/34 (j)	34,587	36,361
3.06% 4/1/36 (j)	2,337,564	2,464,683
3.261% 10/1/37 (j)	51,334	53,805
3.289% 9/1/35 (j)	2,478,863	2,603,349
3.466% 7/1/37 (j)	306,782	323,048
3.5% 10/1/25 (e)(f)	5,000,000	5,159,537
3.5% 10/1/25 (e)(f)	5,000,000	5,159,537
3.5% 10/1/25 (e)(f)	19,000,000	19,606,241
3.5% 11/1/25 (e)	10,000,000	10,287,043
3.5% 11/1/25 (e)	19,000,000	19,545,382
4% 8/1/18 to 10/1/40	27,644,726	28,516,336
4% 10/1/25 (e)	25,000,000	26,099,688
4% 10/1/25 (e)	9,000,000	9,395,888
4% 10/1/25 (e)	9,000,000	9,395,888
4% 10/1/40 (e)(f)	16,000,000	16,449,126
4.5% 1/1/25 to 9/1/40	54,858,315	57,536,216
4.5% 10/1/25 (e)	10,300,000	10,834,826
4.5% 10/1/40 (e)(f)	42,000,000	43,748,964
4.5% 10/1/40 (e)	1,000,000	1,041,642
4.5% 10/1/40 (e)	1,000,000	1,041,642
4.5% 11/1/40 (e)	45,100,000	46,884,684
5% 2/1/18 to 9/1/40	88,702,502	94,134,615
5% 10/1/25 (e)	8,000,000	8,485,141
5% 10/1/40 (e)(f)	60,000,000	63,173,412
5.214% 12/1/35 (j)	705,255	740,788
5.304% 2/1/36 (j)	1,628,943	1,712,332
5.5% 4/1/16 to 3/1/40	189,499,417	203,020,696
5.5% 4/1/34	308,673	331,205
5.5% 9/1/40 (e)(f)	5,000,000	5,323,376
5.5% 9/1/40 (e)(f)	600,000	638,805
5.5% 10/1/40 (e)(f)	2,400,000	2,551,002
5.539% 9/1/35 (j)	540,771	572,625
6% 6/1/14 to 7/1/38	65,493,087	71,364,768
6% 10/1/40 (e)	8,000,000	8,591,896
6% 10/1/40 (e)(f)	8,800,000	9,451,086
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 10/1/40 (e)(f)	$ 7,500,000	$ 8,054,903
6.5% 6/1/11 to 9/1/38	26,431,036	29,303,373
6.5% 10/1/40 (e)(f)	9,600,000	10,472,250
7% 3/1/15 to 8/1/32	2,114,201	2,353,116
7.5% 7/1/16 to 11/1/31	1,735,820	1,972,563
8% 1/1/30 to 5/1/30	56,856	65,402
8.5% 3/1/25 to 6/1/25	886	1,026
TOTAL FANNIE MAE		865,902,766
Freddie Mac - 1.9%
2.093% 4/1/35 (j)	937,634	974,299
2.624% 1/1/35 (j)	287,389	301,877
2.665% 6/1/35 (j)	207,524	218,129
2.911% 3/1/36 (j)	296,955	308,769
3.063% 1/1/35 (j)	948,631	994,588
3.507% 3/1/33 (j)	19,310	20,434
4% 10/1/25 (e)	1,750,000	1,826,431
4.5% 7/1/25 to 5/1/40	6,963,494	7,325,151
5% 9/1/39 to 9/1/40	28,320,171	29,937,229
5.183% 10/1/35 (j)	171,250	181,338
5.336% 1/1/36 (j)	862,461	895,696
5.39% 11/1/35 (j)	499,324	528,132
6% 4/1/32 to 7/1/37	4,916,658	5,415,109
6% 10/1/40 (e)	10,500,000	11,260,457
6.5% 10/1/37 to 1/1/39	11,666,061	12,714,491
7.5% 5/1/17 to 11/1/31	174,145	198,982
8% 7/1/17 to 5/1/27	28,788	32,794
8.5% 3/1/20 to 1/1/28	141,921	163,385
TOTAL FREDDIE MAC		73,297,291
Ginnie Mae - 3.0%
4% 2/15/40	1,971,496	2,044,858
4% 10/1/40 (e)	12,000,000	12,399,374
4% 10/1/40 (e)	15,000,000	15,510,119
4.5% 5/15/39 to 9/20/40	50,174,470	53,014,152
4.5% 10/1/40 (e)	11,000,000	11,591,250
4.5% 10/1/40 (e)(f)	1,000,000	1,052,580
4.5% 10/1/40 (e)(f)	1,000,000	1,052,580
4.5% 10/1/40 (e)(f)	2,000,000	2,105,159
6% 3/15/29 to 11/15/34	7,652,574	8,396,955
6.5% 8/15/27 to 11/15/35	7,233,544	8,068,384
7% 1/15/28 to 7/15/32	3,406,649	3,798,329
7.5% 4/15/22 to 10/15/28	893,766	1,019,816

	Principal Amount	Value
8% 2/15/17 to 9/15/30	$ 97,927	$ 112,547
8.5% 12/15/16 to 3/15/30	19,636	22,351
TOTAL GINNIE MAE		120,188,454
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,039,488,537)		1,059,388,511
Asset-Backed Securities - 2.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7263% 4/25/35 (j)	642,067	365,887
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0063% 3/25/34 (j)	27,936	26,950
Series 2005-HE2 Class M2, 0.7063% 4/25/35 (j)	66,098	61,898
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2873% 9/20/13 (j)	204,032	203,236
Series 2006-A7 Class A7, 0.2773% 10/20/12 (j)	115,794	115,342
Series 2006-C1 Class C1, 0.7373% 10/20/14 (j)	22,513	4,165
Series 2007-A1 Class A, 0.3073% 1/20/15 (j)	79,052	78,743
Series 2007-A4 Class A4, 0.2873% 4/22/13 (j)	85,510	85,176
Series 2007-A5 Class A5, 0.7573% 8/20/13 (j)	161,444	160,814
Airspeed Ltd. Series 2007-1A Class C1, 2.7573% 6/15/32 (c)(j)	2,669,096	987,565
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,620,000	1,652,369
Class A4, 3% 10/15/15 (c)	1,600,000	1,673,650
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (c)	7,850,000	8,099,338
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class C1, 5.28% 11/6/11	419,315	421,015
Series 2008-AF Class A3, 5.68% 12/12/12 (FSA Insured)	3,668,872	3,724,834
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9563% 12/25/33 (j)	36,873	26,665
Series 2004-R2 Class M3, 0.8063% 4/25/34 (j)	53,982	5,551
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.7063% 4/25/35 (j)	$ 727,000	$ 565,901
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0438% 3/25/34 (j)	16,878	11,575
Series 2004-W11 Class M2, 0.9563% 11/25/34 (j)	198,000	117,823
Series 2004-W7 Class M1, 0.8063% 5/25/34 (j)	209,000	94,912
Series 2006-W4 Class A2C, 0.4163% 5/25/36 (j)	507,752	187,036
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0813% 4/25/34 (j)	940,000	569,620
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,100,000	3,247,068
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,050,000	5,049,211
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (j)	636,418	604,597
C-BASS Trust Series 2006-CB7 Class A2, 0.3163% 10/25/36 (j)	40,085	39,540
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,371,373
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5563% 7/25/36 (j)	402,000	37,293
Series 2006-NC3 Class M10, 2.2563% 8/25/36 (c)(j)	255,000	12,106
Series 2007-RFC1 Class A3, 0.3963% 12/25/36 (j)	635,000	213,345
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4373% 5/20/17 (FGIC Insured) (c)(j)	48,851	43,904
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (c)	208,759	211,138
Chase Issuance Trust Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,047,188
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 1.1% 8/8/13	6,300,000	6,299,761
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	7,500,000	7,519,412
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,818,695
Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,861,754

	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5263% 5/25/37 (j)	$ 270,000	$ 12,264
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5788% 3/25/32 (MGIC Investment Corp. Insured) (j)	40,946	17,209
Series 2004-3 Class M4, 1.2263% 4/25/34 (j)	56,336	20,554
Series 2004-4 Class M2, 1.0513% 6/25/34 (j)	207,174	109,288
Series 2005-3 Class MV1, 0.6763% 8/25/35 (j)	399,227	377,374
Series 2005-AB1 Class A2, 0.4663% 8/25/35 (j)	60,852	59,607
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	840,000	828,248
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.782% 5/28/35 (j)	13,702	9,750
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4313% 8/25/34 (j)	102,000	47,422
Series 2006-3 Class 2A3, 0.4163% 11/25/36 (j)	1,585,000	627,656
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0813% 3/25/34 (j)	5,865	1,781
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	1,025,000	1,049,989
Series 2009-D:
Class A3, 2.17% 10/15/13	2,000,000	2,028,955
Class A4, 2.98% 8/15/14	1,800,000	1,878,194
Series 2010-B Class A3, 0.98% 10/15/14	3,550,000	3,567,674
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8073% 6/15/13 (j)	272,000	268,240
Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,579,441
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7463% 1/25/35 (j)	334,000	118,067
Class M4, 0.9363% 1/25/35 (j)	128,000	14,746
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (c)(j)	829,000	565,793
GE Business Loan Trust Series 2003-1 Class A, 0.6873% 4/15/31 (c)(j)	93,121	81,946
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(j)	156,209	39,816
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Class M1, 0.9063% 6/25/34 (j)	$ 772,000	$ 480,542
Series 2007-HE1 Class M1, 0.5063% 3/25/47 (j)	289,000	17,481
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3363% 5/25/30 (c)(j)	230,062	115,031
Series 2006-3 Class C, 0.8063% 9/25/46 (c)(j)	538,000	80,700
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5463% 8/25/33 (j)	284,389	197,094
Series 2003-5 Class A2, 0.9563% 12/25/33 (j)	11,595	6,618
Series 2005-5 Class 2A2, 0.5063% 11/25/35 (j)	48,007	47,147
Series 2006-1 Class 2A3, 0.4813% 4/25/36 (j)	485,653	468,454
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5473% 3/20/36 (j)	279,168	214,678
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4463% 1/25/37 (j)	436,000	137,201
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	2,040,000	2,070,333
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3863% 11/25/36 (j)	438,000	348,936
Class MV1, 0.4863% 11/25/36 (j)	356,000	201,055
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6194% 12/27/29 (j)	278,474	231,450
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3363% 6/25/34 (j)	46,891	29,813
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5163% 10/25/36 (j)	158,000	9,553
Series 2007-HE1 Class M1, 0.5563% 5/25/37 (j)	249,000	13,665
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9063% 7/25/34 (j)	34,990	26,907
Series 2006-FM1 Class A2B, 0.3663% 4/25/37 (j)	644,887	549,058
Series 2006-OPT1 Class A1A, 0.5163% 6/25/35 (j)	557,894	437,088

	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5963% 8/25/34 (j)	$ 20,187	$ 13,678
Series 2004-NC8 Class M6, 1.5063% 9/25/34 (j)	112,382	54,589
Series 2005-NC1 Class M1, 0.6963% 1/25/35 (j)	141,000	72,452
National Collegiate Student Loan Trust Series 2006-4 Class A1, 0.2863% 3/25/25 (j)	145,913	143,993
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7663% 9/25/35 (j)	503,000	208,076
Series 2005-D Class M2, 0.7263% 2/25/36 (j)	105,000	13,404
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,139,572
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3763% 3/25/36 (j)	4,585	4,574
Ocala Funding LLC Series 2006-1A Class A, 1.6573% 3/20/11 (a)(c)(j)	414,000	153,180
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5063% 9/25/34 (j)	188,000	82,087
Class M4, 1.7063% 9/25/34 (j)	241,000	38,673
Series 2005-WCH1:
Class M2, 0.7763% 1/25/36 (j)	1,972,000	1,685,466
Class M3, 0.8163% 1/25/36 (j)	168,000	110,277
Class M4, 1.0863% 1/25/36 (j)	520,000	190,504
Series 2005-WHQ2 Class M7, 1.5063% 5/25/35 (j)	1,251,000	18,426
Providian Master Note Trust Series 2006-C1A Class C1, 0.8073% 3/15/15 (c)(j)	759,000	756,677
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3263% 2/25/37 (j)	214,683	210,012
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0563% 4/25/33 (j)	1,796	1,503
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0513% 3/25/35 (j)	585,755	479,706
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4163% 3/20/19 (FGIC Insured) (c)(j)	238,974	223,157
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (j)	448,000	26,725
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4063% 9/25/34 (j)	$ 26,207	$ 6,242
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5063% 11/25/37 (j)	4,415,814	4,185,704
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1163% 9/25/34 (j)	10,148	6,498
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7573% 8/15/15 (c)(j)	2,465,000	2,445,499
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	4,135,000	4,142,706
Series 2007-A5A Class A5, 1.0073% 10/15/14 (c)(j)	590,000	590,074
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (c)(j)	630,180	233,167
TOTAL ASSET-BACKED SECURITIES (Cost $108,757,189)		105,839,889
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (c)(j)	503,217	465,476
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (j)	485,000	118,626
Class C, 5.8772% 4/10/49 (j)	1,290,000	220,089
Class D, 5.8772% 4/10/49 (j)	650,000	97,766
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.9237% 3/25/34 (j)	20,670	18,403
Series 2005-E Class 2A7, 2.866% 6/25/35 (j)	2,680,000	2,105,316
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5363% 1/25/35 (j)	793,154	631,388
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2146% 2/25/37 (j)	435,974	419,252
Series 2007-A2 Class 2A1, 3.3299% 7/25/37 (j)	231,242	221,094
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2944% 12/10/49 (j)	7,310,000	7,818,994
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5053% 8/25/34 (j)	2,484,551	2,464,932

	Principal Amount	Value
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6563% 5/25/33 (j)	$ 4,796	$ 4,742
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9076% 11/25/34 (j)	797,394	771,309
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3473% 11/19/37 (j)	8,393	8,359
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (c)(j)	1,007,000	987,464
Class C2, 0.9947% 10/18/54 (c)(j)	337,000	327,160
Class M2, 0.7747% 10/18/54 (c)(j)	579,000	557,867
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (c)(j)	863,000	823,034
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (c)(j)	1,097,000	1,081,708
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8573% 12/20/54 (c)(j)	2,117,000	957,943
Series 2006-2 Class C1, 0.7273% 12/20/54 (j)	1,885,000	887,835
Series 2006-3 Class C2, 0.7573% 12/20/54 (j)	396,000	182,970
Series 2006-4:
Class B1, 0.3473% 12/20/54 (j)	1,059,000	799,545
Class C1, 0.6373% 12/20/54 (j)	647,000	292,768
Class M1, 0.4273% 12/20/54 (j)	279,000	183,443
Series 2007-1:
Class 1C1, 0.5573% 12/20/54 (j)	654,000	308,034
Class 1M1, 0.4073% 12/20/54 (j)	425,000	278,375
Class 2C1, 0.6873% 12/20/54 (j)	298,000	140,358
Class 2M1, 0.7573% 12/20/54 (j)	546,000	357,630
Series 2007-2 Class 2C1, 0.6873% 12/17/54 (j)	757,000	336,865
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (j)	151,584	100,158
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0944% 4/25/35 (j)	1,117,055	963,129
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4773% 5/19/35 (j)	134,604	83,647
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	$ 6,230,000	$ 6,674,758
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.7652% 12/25/34 (j)	760,028	694,773
Series 2006-A2 Class 5A1, 3.2838% 11/25/33 (j)	960,158	901,813
Series 2007-A1 Class 1A1, 3.0108% 7/25/35 (j)	2,356,549	2,167,921
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4663% 5/25/47 (j)	390,686	245,787
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4263% 2/25/37 (j)	547,230	360,351
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.447% 6/15/22 (c)(j)	449,000	377,160
Class D, 0.457% 6/15/22 (c)(j)	173,000	141,860
Class E, 0.467% 6/15/22 (c)(j)	276,000	228,086
Class F, 0.497% 6/15/22 (c)(j)	498,000	408,858
Class G, 0.567% 6/15/22 (c)(j)	103,000	79,310
Class H, 0.587% 6/15/22 (c)(j)	207,000	155,250
Class J, 0.627% 6/15/22 (c)(j)	242,000	166,980
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	4,570,000	4,900,156
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5463% 7/25/35 (j)	856,422	688,647
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5563% 3/25/37 (j)	861,000	59,745
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.88% 10/25/35 (j)	1,641,436	1,411,977
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6073% 7/10/35 (c)(j)	335,595	186,859
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	60,160	63,223
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7063% 6/25/33 (AMBAC Insured) (c)(j)	95,329	75,487
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (j)	14,168	9,908
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4638% 9/25/36 (j)	1,153,000	622,727

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5382% 6/25/34 (j)	$ 785,504	$ 765,169
Series 2005-AR10 Class 2A2, 2.9208% 6/25/35 (j)	2,913,142	2,815,908
Series 2005-AR12:
Class 2A5, 2.8984% 7/25/35 (j)	3,710,000	3,497,439
Class 2A6, 2.8984% 7/25/35 (j)	3,744,153	3,488,329
Series 2005-AR3 Class 2A1, 2.9197% 3/25/35 (j)	792,028	714,966
TOTAL PRIVATE SPONSOR		56,919,126
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,900,539	2,102,955
Series 1999-57 Class PH, 6.5% 12/25/29	1,371,145	1,525,087
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	213,606	230,496
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,808,500
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	450,047	474,353
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	5,393,327	5,917,139
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.656% 6/16/37 (j)(l)	161,548	277,545
TOTAL U.S. GOVERNMENT AGENCY		13,336,075
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,410,119)		70,255,201
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0634% 2/14/43 (j)	1,435,000	1,556,204
Class A3, 7.1134% 2/14/43 (j)	1,545,000	1,673,164
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9098% 5/10/45 (j)	$ 2,100,000	$ 2,276,218
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	9,148,300
Class A3, 5.39% 9/10/47	1,985,000	2,150,404
Series 2007-2 Class A1, 5.421% 4/10/49	1,094,398	1,124,056
Series 2007-3 Class A3, 5.8371% 6/10/49 (j)	6,100,000	6,454,984
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	1,610,260	1,617,693
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,593,232
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,887,065
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7273% 3/15/22 (c)(j)	217,000	162,750
Class G, 0.7873% 3/15/22 (c)(j)	141,000	94,470
Series 2006-BIX1:
Class F, 0.5673% 10/15/19 (c)(j)	558,000	464,144
Class G, 0.5873% 10/15/19 (c)(j)	380,000	266,646
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6163% 4/25/34 (c)(j)	538,152	425,140
Class B, 2.1563% 4/25/34 (c)(j)	42,291	21,357
Class M1, 0.8163% 4/25/34 (c)(j)	34,460	23,605
Class M2, 1.4563% 4/25/34 (c)(j)	30,879	16,984
Series 2004-2:
Class A, 0.6863% 8/25/34 (c)(j)	415,495	328,241
Class M1, 0.8363% 8/25/34 (c)(j)	67,105	44,960
Series 2004-3:
Class A1, 0.6263% 1/25/35 (c)(j)	831,786	661,270
Class A2, 0.6763% 1/25/35 (c)(j)	108,272	71,460
Class M1, 0.7563% 1/25/35 (c)(j)	110,820	70,925

	Principal Amount	Value
Class M2, 1.2563% 1/25/35 (c)(j)	$ 71,651	$ 42,274
Series 2005-2A:
Class A1, 0.5663% 8/25/35 (c)(j)	463,996	383,214
Class M1, 0.6863% 8/25/35 (c)(j)	34,404	20,030
Class M2, 0.7363% 8/25/35 (c)(j)	56,585	30,177
Class M3, 0.7563% 8/25/35 (c)(j)	31,235	15,330
Class M4, 0.8663% 8/25/35 (c)(j)	28,971	13,263
Series 2005-3A:
Class A1, 0.5763% 11/25/35 (c)(j)	252,099	201,881
Class A2, 0.6563% 11/25/35 (c)(j)	163,352	106,996
Series 2005-4A:
Class A2, 0.6463% 1/25/36 (c)(j)	902,317	586,506
Class M1, 0.7063% 1/25/36 (c)(j)	188,796	100,062
Class M2, 0.7263% 1/25/36 (c)(j)	56,955	28,478
Class M3, 0.7563% 1/25/36 (c)(j)	82,796	38,914
Series 2006-1 Class A2, 0.6163% 4/25/36 (c)(j)	89,664	64,980
Series 2006-2A:
Class A1, 0.4863% 7/25/36 (c)(j)	889,438	705,858
Class A2, 0.5363% 7/25/36 (c)(j)	80,284	54,634
Class M1, 0.5663% 7/25/36 (c)(j)	84,299	42,192
Class M2, 0.5863% 7/25/36 (c)(j)	59,640	28,102
Class M6, 0.7963% 7/25/36 (c)(j)	60,787	19,525
Series 2006-3A:
Class M5, 0.7363% 10/25/36 (c)(j)	71,156	20,635
Class M6, 0.8163% 10/25/36 (c)(j)	138,956	34,739
Series 2006-4A:
Class A1, 0.4863% 12/25/36 (c)(j)	511,685	397,733
Class A2, 0.5263% 12/25/36 (c)(j)	1,140,384	836,129
Class M1, 0.5463% 12/25/36 (c)(j)	82,637	40,740
Series 2007-1:
Class A2, 0.5263% 3/25/37 (c)(j)	218,875	141,174
Class B3, 3.6063% 3/25/37 (c)(j)	139,603	20,940
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class A1, 0.5263% 7/25/37 (c)(j)	$ 199,921	$ 140,944
Class A2, 0.5763% 7/25/37 (c)(j)	187,126	89,821
Class B1, 1.8563% 7/25/37 (c)(j)	175,931	23,751
Class B2, 2.5063% 7/25/37 (c)(j)	151,940	18,233
Class B3, 3.6063% 7/25/37 (c)(j)	171,932	19,772
Class M2, 0.6663% 7/25/37 (c)(j)	103,959	29,109
Class M3, 0.7463% 7/25/37 (c)(j)	103,959	21,831
Class M4, 0.9063% 7/25/37 (c)(j)	219,913	39,584
Class M5, 1.0063% 7/25/37 (c)(j)	195,923	31,348
Class M6, 1.2563% 7/25/37 (c)(j)	243,904	36,586
Series 2007-3:
Class A2, 0.5463% 7/25/37 (c)(j)	319,800	207,198
Class B1, 1.2063% 7/25/37 (c)(j)	147,807	33,257
Class B2, 1.8563% 7/25/37 (c)(j)	516,651	101,109
Class B3, 4.2563% 7/25/37 (c)(j)	198,195	36,072
Class M1, 0.5663% 7/25/37 (c)(j)	131,010	53,361
Class M2, 0.5963% 7/25/37 (c)(j)	137,729	42,765
Class M3, 0.6263% 7/25/37 (c)(j)	300,988	95,413
Class M4, 0.7563% 7/25/37 (c)(j)	475,669	142,415
Class M5, 0.8563% 7/25/37 (c)(j)	178,040	54,267
Class M6, 1.0563% 7/25/37 (c)(j)	134,370	29,696
Series 2007-4A:
Class B1, 2.8063% 9/25/37 (c)(j)	246,407	22,177
Class B2, 3.7063% 9/25/37 (c)(j)	1,203,997	96,320
Class M4, 1.8563% 9/25/37 (c)(j)	793,601	119,040
Class M5, 2.0063% 9/25/37 (c)(j)	793,601	103,168
Class M6, 2.2063% 9/25/37 (c)(j)	793,601	83,328
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(k)	1,573,677	51,931

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6973% 3/15/19 (c)(j)	$ 284,000	$ 212,182
Class H, 0.9073% 3/15/19 (c)(j)	191,000	111,568
Class J, 1.1073% 3/15/19 (c)(j)	143,000	80,468
Series 2007-BBA8:
Class D, 0.5073% 3/15/22 (c)(j)	147,000	102,900
Class E, 0.5573% 3/15/22 (c)(j)	763,000	495,950
Class F, 0.6073% 3/15/22 (c)(j)	468,000	280,800
Class G, 0.6573% 3/15/22 (c)(j)	120,000	66,000
Class H, 0.8073% 3/15/22 (c)(j)	147,000	70,560
Class J, 0.9573% 3/15/22 (c)(j)	147,000	58,800
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,134,095
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,101,424	1,124,668
Series 2007-PW16:
Class B, 5.9066% 6/11/40 (c)(j)	1,405,000	529,746
Class C, 5.9066% 6/11/40 (c)(j)	1,170,000	394,409
Class D, 5.9066% 6/11/40 (c)(j)	1,170,000	344,765
C-BASS Trust floater Series 2006-SC1 Class A, 0.5263% 5/25/36 (c)(j)	321,808	190,946
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(j)	1,309,126	1,327,480
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5873% 8/15/21 (c)(j)	156,000	129,597
Class H, 0.6273% 8/15/21 (c)(j)	125,000	96,603
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,119,326
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	4,897,620	4,975,798
Series 2007-FL3A Class A2, 0.3973% 4/15/22 (c)(j)	2,595,000	2,277,119
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	$ 1,830,000	$ 1,896,620
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,441,324
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5673% 4/15/17 (c)(j)	335,000	268,000
Class E, 0.6273% 4/15/17 (c)(j)	107,000	82,390
Class F, 0.6673% 4/15/17 (c)(j)	60,000	42,000
Class G, 0.8073% 4/15/17 (c)(j)	60,000	38,400
Class H, 0.8773% 4/15/17 (c)(j)	60,000	31,200
Class J, 1.1073% 4/15/17 (c)(j)	46,000	18,400
Series 2005-FL11:
Class F, 0.7073% 11/15/17 (c)(j)	86,302	73,357
Class G, 0.7573% 11/15/17 (c)(j)	59,579	44,089
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,745,000	2,751,841
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,066,774
Series 2004-LBN2 Class X2, 1.0057% 3/10/39 (c)(j)(k)	4,071,270	14,608
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	3,885,000	3,992,545
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,730,597
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	2,750,000	2,756,209
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	1,033,998	1,052,509
Class A4, 4.75% 1/15/37	3,035,000	3,205,964
Series 1997-C2 Class D, 7.27% 1/17/35	165,601	168,980
Series 1998-C1 Class D, 7.17% 5/17/40	21,304	21,419
Series 2001-CKN5 Class AX, 2.1948% 9/15/34 (c)(j)(k)	21,451,147	235,343
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	222,997

	Principal Amount	Value
Series 2004-C1 Class ASP, 1.1316% 1/15/37 (c)(j)(k)	$ 19,606,289	$ 80,631
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	3,895,000	4,171,432
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4073% 2/15/22 (c)(j)	3,470,000	2,324,900
Class C:
0.4273% 2/15/22 (c)(j)	657,000	374,490
0.5273% 2/15/22 (c)(j)	234,000	107,640
Class F, 0.5773% 2/15/22 (c)(j)	469,000	192,290
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	512,394	518,818
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,566,432
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4478% 11/5/21 (c)(j)	3,490,000	2,632,657
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	709,041	712,674
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,602,634
Series 2006-GG7 Class A3, 6.0854% 7/10/38 (j)	3,460,000	3,772,268
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4978% 6/6/20 (c)(j)	405,000	368,748
Class D, 0.5378% 6/6/20 (c)(j)	1,115,000	966,425
Class E, 0.6278% 6/6/20 (c)(j)	2,220,000	1,887,704
Class F, 0.6978% 6/6/20 (c)(j)	294,000	239,442
Series 2007-EOP:
Class C, 0.5778% 3/6/20 (c)(j)	1,335,000	1,188,150
Class D, 0.6278% 3/6/20 (c)(j)	400,000	352,000
Class E, 0.6978% 3/6/20 (c)(j)	670,000	582,900
Class F, 0.7378% 3/6/20 (c)(j)	335,000	289,775
Class G, 0.7778% 3/6/20 (c)(j)	165,000	139,425
Class H, 0.9078% 3/6/20 (c)(j)	275,000	232,375
Class J, 1.1078% 3/6/20 (c)(j)	395,000	331,800
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	$ 2,725,000	$ 2,851,662
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,710,436	2,742,255
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,457,963	1,501,981
Class A2, 5.778% 8/10/45	5,055,000	5,258,310
Class A4, 6.002% 8/10/45 (j)	3,410,000	3,563,601
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5373% 11/15/18 (c)(j)	101,348	70,943
Class F, 0.5873% 11/15/18 (c)(j)	152,022	97,294
Class G, 0.6173% 11/15/18 (c)(j)	132,443	82,115
Class H, 0.7573% 11/15/18 (c)(j)	101,348	60,809
sequential payer:
Series 2006-CB14 Class A3B, 5.6679% 12/12/44 (j)	4,625,000	4,974,109
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	5,840,000	6,221,416
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	5,105,000	5,400,594
Series 2007-LDP10 Class A1, 5.122% 1/15/49	270,382	272,519
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,949,421
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,030,002	4,177,257
Series 2007-CB19:
Class B, 5.9365% 2/12/49 (j)	755,000	233,788
Class C, 5.9365% 2/12/49 (j)	1,971,000	610,326
Class D, 5.9365% 2/12/49 (j)	2,075,000	620,596
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	1,725,000	517,196
Class CS, 5.466% 1/15/49 (j)	745,000	186,067
Class ES, 5.7306% 1/15/49 (c)(j)	4,663,000	304,144
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1421% 7/15/44 (j)	3,733,000	3,927,048
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	8,269	8,278

	Principal Amount	Value
Series 2005-C3 Class A2, 4.553% 7/15/30	$ 790,155	$ 791,988
Series 2006-C1 Class A2, 5.084% 2/15/31	962,046	970,439
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)	3,340,000	3,403,856
Series 2006-C7 Class A1, 5.279% 11/15/38	286,017	290,829
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	561,630	571,658
Class A3, 5.398% 2/15/40	5,000,000	5,320,054
Class A4, 5.424% 2/15/40	8,620,000	9,081,164
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,218,624
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,868,235
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5973% 9/15/21 (c)(j)	402,971	290,139
Class G, 0.6173% 9/15/21 (c)(j)	795,609	556,927
Class H, 0.6573% 9/15/21 (c)(j)	204,773	131,055
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	137,435	141,179
Series 2005-MCP1 Class A2, 4.556% 6/12/43	605,867	622,945
Series 2007-C1 Class A4, 6.0196% 6/12/50 (j)	3,796,000	4,059,574
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	198,736	199,736
Class A3, 5.364% 8/12/48	4,298,000	4,423,544
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	3,875,000	3,887,852
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,761,269
Series 2007-7 Class B, 5.75% 6/12/50	770,000	129,710
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.458% 7/15/19 (c)(j)	261,000	31,973
Series 2007-XCLA Class A1, 0.458% 7/17/17 (c)(j)	891,279	597,157
Series 2007-XLCA Class B, 0.758% 7/17/17 (c)(j)	548,938	35,681
Series 2007-XLFA:
Class D, 0.448% 10/15/20 (c)(j)	235,000	58,750
Class E, 0.508% 10/15/20 (c)(j)	294,000	38,220
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Class F, 0.558% 10/15/20 (c)(j)	$ 176,000	$ 17,600
Class G, 0.598% 10/15/20 (c)(j)	218,000	16,350
Class H, 0.688% 10/15/20 (c)(j)	137,000	3,425
Class J, 0.838% 10/15/20 (c)(j)	157,000	3,140
Class NHRO, 1.148% 10/15/20 (c)(j)	89,449	12,523
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	1,300,731	1,313,499
Series 2006-T23 Class A1, 5.682% 8/12/41	267,288	270,642
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	4,785,000	5,020,693
Series 2007-IQ13 Class A1, 5.05% 3/15/44	981,416	995,390
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,388,556	2,453,916
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	11,293,212
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (c)(j)(k)	18,144,327	243,559
Series 2007-HQ12 Class A2, 5.8118% 4/12/49 (j)	4,812,134	4,856,394
Series 2007-IQ14 Class B, 5.9134% 4/15/49 (j)	2,175,000	522,000
Series 2007-XLC1:
Class C, 0.858% 7/17/17 (c)(j)	749,610	11,244
Class D, 0.958% 7/17/17 (c)(j)	352,629	5,289
Class E, 1.058% 7/17/17 (c)(j)	286,466	4,297
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	2,999,017	2,999,017
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4573% 1/15/18 (c)(j)	449,000	448,291
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (c)(j)	491,000	298,710
Class F, 0.6119% 8/11/18 (c)(j)	661,000	287,794
Class G, 0.6319% 8/11/18 (c)(j)	626,000	265,330
Class J, 0.8759% 8/11/18 (c)(j)	139,000	37,961

	Principal Amount	Value
Series 2007-WHL8:
Class AP2, 1.0573% 6/15/20 (c)(j)	$ 53,945	$ 29,670
Class F, 0.7373% 6/15/20 (c)(j)	1,046,000	313,800
Class LXR2, 1.0573% 6/15/20 (c)(j)	713,442	463,738
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	639,266	644,415
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,033,107
Class A4, 5.305% 12/15/43	3,240,000	3,250,422
Class A5, 5.342% 12/15/43	3,796,000	3,724,822
Series 2007-C31 Class A1, 5.14% 4/15/47	423,999	428,175
Series 2007-C32 Class A2, 5.9276% 6/15/49 (j)	1,255,000	1,306,285
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	3,010,000	3,248,287
Series 2007-C30 Class E, 5.553% 12/15/43 (j)	6,257,000	488,418
Series 2007-C31 Class C, 5.8875% 4/15/47 (j)	2,455,000	526,602
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $295,272,995)		275,697,534
Municipal Securities - 0.3%

California Gen. Oblig.:
6.2% 3/1/19	2,000,000	2,202,780
7.5% 4/1/34	2,400,000	2,611,152
7.55% 4/1/39	2,560,000	2,784,026
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	2,850,000	2,970,156
TOTAL MUNICIPAL SECURITIES (Cost $9,883,844)		10,568,114
Foreign Government and Government Agency Obligations - 0.3%

Brazilian Federative Republic:
4.875% 1/22/21	1,470,000	1,613,325
5.625% 1/7/41	2,025,000	2,202,188
Italian Republic 2.125% 9/16/13	7,070,000	7,082,033
United Mexican States 5.875% 1/15/14	1,665,000	1,885,613
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,357,354)		12,783,159
Supranational Obligations - 0.0%
	Principal Amount	Value
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	$ 350,000	$ 371,602
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (j)	2,283,000	2,315,334
TOTAL PREFERRED SECURITIES (Cost $2,315,312)		2,315,334
Cash Equivalents - 14.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.3%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) # (Cost $558,676,000)	$ 558,680,731	$ 558,676,000
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $4,217,172,338)	4,363,324,564
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(406,803,378)
NET ASSETS - 100%	$ 3,956,521,186
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount
(Rating-C)
(Upfront Payment $360,000) (i)

	Sept. 2037	$ 2,245,735	$ (2,107,915)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $598,000) (i)	Sept. 2037	1,946,303	(1,826,859)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $348,750) (i)	Sept. 2037	1,122,867	(1,053,957)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $701,375) (i)	Sept. 2037	2,320,593	(2,178,179)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $572,000) (i)

	Sept. 2037	$ 3,293,744	$ (3,091,608)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $214,000) (i)	Sept. 2037	1,197,725	(1,124,221)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,023,500) (i)	Sept. 2037	3,443,460	(3,232,136)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	95,267	(56,124)

Swap Agreements - continued

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34
(Rating-C) (h)

	Feb. 2034	$ 4,841	$ (4,463)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (h)	Dec. 2034	245,904	(239,539)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (h)	Oct. 2034	195,509	(191,732)

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34
(Rating-C) (h)

	Dec. 2034	$ 427,179	$ (416,122)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34
(Rating-C) (h)

	Oct. 2034	$ 195,509	$ (191,654)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	91,708	(73,266)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (h)	June 2035	300,085	(275,310)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)	May 2011	4,290,000	9,520

	Expiration Date	Notional Amount	Value

Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (h)

	May 2011	$ 2,260,000	$ 5,360
TOTAL CREDIT DEFAULT SWAPS		$ 23,676,429	$ (16,048,205)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	1,349,404
TOTAL INTEREST RATE SWAPS		$ 80,966,000	$ 1,349,404
		$ 104,642,429	$ (14,698,801)

Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,628,304 or 5.5% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,727,536 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $18,134,235.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$558,676,000 due 10/01/10 at 0.30%
Bank of America NA	$ 348,837,489
Mizuho Securities USA, Inc.	168,620,232
Societe Generale, New York Branch	41,218,279
$ 558,676,000
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 984,260,914	$ -	$ 984,260,914	$ -
U.S. Government and Government Agency Obligations	1,283,168,306	-	1,283,168,306	-
U.S. Government Agency - Mortgage Securities	1,059,388,511	-	1,059,388,511	-
Asset-Backed Securities	105,839,889	-	99,833,830	6,006,059
Collateralized Mortgage Obligations	70,255,201	-	70,177,053	78,148
Commercial Mortgage Securities	275,697,534	-	264,448,463	11,249,071
Municipal Securities	10,568,114	-	10,568,114	-
Foreign Government and Government Agency Obligations	12,783,159	-	12,783,159	-
Supranational Obligations	371,602	-	371,602	-
Preferred Securities	2,315,334	-	2,315,334	-
Cash Equivalents	558,676,000	-	558,676,000	-
Total Investments in Securities:	$ 4,363,324,564	$ -	$ 4,345,991,286	$ 17,333,278
Derivative Instruments:
Assets
Swap Agreements	$ 1,364,284	$ -	$ 1,364,284	$ -
Liabilities
Swap Agreements	$ (16,063,085)	$ -	$ (14,614,876)	$ (1,448,209)
Total Derivative Instruments:	$ (14,698,801)	$ -	$ (13,250,592)	$ (1,448,209)
Other Financial Instruments:
Forward Commitments	$ 88,880	$ -	$ 88,880	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,822,693
Total Realized Gain (Loss)	69,043
Total Unrealized Gain (Loss)	2,194,301
Cost of Purchases	314,698
Proceeds of Sales	(1,467,972)
Amortization/Accretion	(44,055)
Transfers in to Level 3	6,390,844
Transfers out of Level 3	(4,946,274)
Ending Balance	$ 17,333,278
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 2,130,808
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,151,575)
Total Unrealized Gain (Loss)	778,730
Transfers in to Level 3	(75,364)
Transfers out of Level 3	-
Ending Balance	$ (1,448,209)
Realized gain (loss) on Swap Agreements for the period	$ (641,865)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at September 30, 2010	$ 661,886

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,212,540,297. Net unrealized appreciation aggregated $150,784,267, of which $202,296,841 related to appreciated investment securities and $51,512,574 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $23,676,429 representing 0.60% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010